UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-10065

Investment Company Act File Number

Tax-Managed Small-Cap Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

July 31, 2012

Date of Reporting Period

Item 1. Schedule of Investments

Tax-Managed Small-Cap Portfolio

July 31, 2012

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 95.5%

Security	Shares	Value
Aerospace & Defense — 1.6%
Aerovironment, Inc.(1)	100,830	$2,355,389

		$2,355,389

Building Products — 2.7%
Armstrong World Industries, Inc.	52,360	$2,023,714
Trex Co., Inc.(1)	77,490	1,974,445

		$3,998,159

Capital Markets — 5.1%
HFF, Inc., Class A(1)	163,420	$2,134,265
Lazard, Ltd., Class A	102,980	2,765,013
Walter Investment Management Corp.	116,921	2,644,753

		$7,544,031

Chemicals — 3.6%
Balchem Corp.	89,110	$2,970,036
Cytec Industries, Inc.	37,940	2,335,587

		$5,305,623

Commercial Banks — 3.2%
Signature Bank(1)	36,460	$2,351,670
Texas Capital Bancshares, Inc.(1)	55,470	2,390,202

		$4,741,872

Commercial Services & Supplies — 2.3%
Team, Inc.(1)	109,364	$3,405,595

		$3,405,595

Communications Equipment — 1.7%
Acme Packet, Inc.(1)	40,640	$644,144
Sycamore Networks, Inc.(1)	134,330	1,914,203

		$2,558,347

Construction & Engineering — 1.7%
MYR Group, Inc.(1)	149,940	$2,447,021

		$2,447,021

Distributors — 2.4%
LKQ Corp.(1)	100,340	$3,545,012

		$3,545,012

Electronic Equipment, Instruments & Components — 5.4%
FEI Co.	56,100	$2,676,531
FLIR Systems, Inc.	137,190	2,805,536
National Instruments Corp.	94,935	2,453,120

		$7,935,187

Energy Equipment & Services — 1.9%
Hornbeck Offshore Services, Inc.(1)	66,260	$2,806,111

		$2,806,111

Food Products — 3.3%
Flowers Foods, Inc.	108,880	$2,326,766
Ingredion, Inc.	50,520	2,622,998

		$4,949,764

Security	Shares	Value
Health Care Equipment & Supplies — 3.9%
Analogic Corp.	48,810	$3,124,816
Orthofix International NV(1)	66,110	2,711,171

		$5,835,987

Health Care Providers & Services — 5.5%
Centene Corp.(1)	72,280	$2,749,531
ExamWorks Group, Inc.(1)	185,030	2,414,641
MEDNAX, Inc.(1)	43,990	2,909,059

		$8,073,231

Household Products — 3.0%
Church & Dwight Co., Inc.	77,060	$4,439,427

		$4,439,427

Insurance — 4.0%
Allied World Assurance Co. Holdings, Ltd.	43,460	$3,278,188
HCC Insurance Holdings, Inc.	86,220	2,641,781

		$5,919,969

IT Services — 3.0%
Euronet Worldwide, Inc.(1)	152,180	$2,781,850
Global Cash Access Holdings, Inc.(1)	252,730	1,632,636

		$4,414,486

Life Sciences Tools & Services — 1.5%
Bruker Corp.(1)	186,460	$2,203,957

		$2,203,957

Machinery — 7.7%
Astec Industries, Inc.(1)	66,956	$1,955,115
Colfax Corp.(1)	81,700	2,364,398
RBC Bearings, Inc.(1)	72,336	3,388,218
Valmont Industries, Inc.	29,360	3,637,117

		$11,344,848

Marine — 1.8%
Kirby Corp.(1)	49,290	$2,601,033

		$2,601,033

Multiline Retail — 2.2%
Fred’s, Inc., Class A	228,220	$3,240,724

		$3,240,724

Oil, Gas & Consumable Fuels — 5.0%
Kodiak Oil & Gas Corp.(1)	301,200	$2,515,020
PDC Energy, Inc.(1)	100,690	2,638,078
Plains Exploration & Production Co.(1)	58,120	2,322,475

		$7,475,573

Pharmaceuticals — 1.6%
Questcor Pharmaceuticals, Inc.(1)	66,210	$2,441,163

		$2,441,163

Professional Services — 0.8%
FTI Consulting, Inc.(1)	44,122	$1,126,435

		$1,126,435

Real Estate Investment Trusts (REITs) — 6.6%
American Campus Communities, Inc.	59,540	$2,837,676
Mid-America Apartment Communities, Inc.	34,630	2,397,435

Security	Shares	Value
PS Business Parks, Inc.	42,421	$2,868,084
Sovran Self Storage, Inc.	29,890	1,706,719

		$9,809,914

Real Estate Management & Development — 1.8%
Forestar Real Estate Group, Inc.(1)	236,461	$2,690,926

		$2,690,926

Semiconductors & Semiconductor Equipment — 4.0%
Cirrus Logic, Inc.(1)	106,160	$3,903,503
Cypress Semiconductor Corp.(1)	184,360	1,970,809

		$5,874,312

Software — 2.1%
Mentor Graphics Corp.(1)	204,050	$3,117,884

		$3,117,884

Specialty Retail — 6.1%
GNC Holdings, Inc., Class A	114,540	$4,413,226
Group 1 Automotive, Inc.	14,040	754,650
Lumber Liquidators Holdings, Inc.(1)	25,780	1,090,236
Select Comfort Corp.(1)	106,030	2,757,841

		$9,015,953

Total Common Stocks (identified cost $126,146,578)		$141,217,933

Special Warrants — 0.0%

Security	Shares	Value
Metals & Mining — 0.0%
Western Exploration and Development, Ltd.(1)(2)(3)	600,000	$0

Total Special Warrants (identified cost $480,000)		$0

Short-Term Investments — 3.9%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.11%(4)	$5,790	$5,790,055

Total Short-Term Investments (identified cost $5,790,055)		$5,790,055

Total Investments — 99.4% (identified cost $132,416,633)		$147,007,988

Other Assets, Less Liabilities — 0.6%		$944,079

Net Assets — 100.0%		$147,952,067

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

(1)	Non-income producing security.

(2)	Restricted security.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(4)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2012. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2012 was $3,283.

The Portfolio did not have any open financial instruments at July 31, 2012.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$132,483,937

Gross unrealized appreciation	$24,223,490
Gross unrealized depreciation	(9,699,439)

Net unrealized appreciation	$14,524,051

Restricted Securities

At July 31, 2012, the Portfolio owned the following security (representing 0.0% of net assets) which was restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to this security. The value of this security is determined based on valuations provided by brokers when available, or if not available, it is valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Shares	Cost	Value
Special Warrants
Western Exploration and Development, Ltd.	12/21/98	600,000	$480,000	$0

Total Special Warrants			$480,000	$0

Total Restricted Securities				$0

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2012, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3**		Total
Common Stocks	$141,217,933	*	$—	$—		$141,217,933
Special Warrants	—		—	0	*	0
Short-Term Investments	—		5,790,055	—		5,790,055
Total Investments	$141,217,933		$5,790,055	$0		$147,007,988

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

**	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended July 31, 2012 is not presented. At July 31, 2012, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tax-Managed Small-Cap Portfolio

By:	/s/ Nancy B. Tooke
Nancy B. Tooke
President

Date:	September 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Nancy B. Tooke
Nancy B. Tooke
President

Date:	September 24, 2012

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	September 24, 2012